Note 13 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Abstract]
Tax expense at statutory rate	$ 1,816	$ 842
Tax expense at statutory rate	34.00%	34.00%
Increase (decrease) in taxes resulting from:
State tax (net of federal benefit)	77	231
State tax (net of federal benefit)	1.00%	9.00%
Officers’ life insurance	(287)	(54)
Officers’ life insurance	(5.00%)	(2.00%)
Municipal interest	(49)	(55)
Municipal interest	(1.00%)	(2.00%)
Other tax preference items	9	30
Other tax preference items	0.00%	1.00%
Valuation allowance change	38	(7,584)
Valuation allowance change	1.00%	(306.00%)
Tax expense (benefit)	$ 1,604	$ (6,590)
Tax expense (benefit)	30.00%	(266.00%)